Property, Plant and Equipment (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 228	$ 120	$ 239
Property and equipment in the net amount		0	$ 8	704
Other expenses				704
Borrowing costs	$ 248	$ 248
Investment net	$ 182
Write-down loss				360
Vacating expenses				16
Net of lease termination				$ 125